Oct. 27, 2016
Small Cap Value Fund
Small Cap Value Fund
VALIC Company II Small Cap Value Fund (the “Fund”) Supplement dated October 27, 2016, to the Fund’s Prospectus dated January 1, 2016, as supplemented and amended to date

In the section entitled “Fund Summary: Small Cap Value Fund – Performance Information,” the second and third paragraphs are deleted in their entirety and replaced with the following:

SunAmerica Asset Management, LLC (“SAAMCo”) was a co-subadviser of the Fund from February 28, 2010, to December 14, 2012. From February 8, 2010, to October 28, 2016, Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) was a co-subadviser of the Fund. As of January 1, 2002, J.P. Morgan Investment Management Inc. (“JPMIM”) (and its predecessors) assumed management of the Fund. On October 29, 2016, JPMIM became the Fund’s sole subadviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.